Short Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Short term debt, Total	$ 9,771	$ 8,661
Short-term loans from banks [Member]
Linkage basis	NIS
Short term debt, Total	$ 259
Short-term credit from banks one [Member]
Linkage basis	NIS
Interest rate	2.00%
Short term debt, Total	$ 618
Short-term credit from banks [Member]
Linkage basis	USD
Interest rate %	U.S Prime -0.2
Short term debt, Total	$ 2,125	2,362
Minimum [Member] | Short-term loans from banks [Member]
Interest rate	1.60%
Maximum [Member] | Short-term loans from banks [Member]
Interest rate	2.00%
Current maturities of long-term loans from financial institution [Member]
Linkage basis	NIS
Short term debt, Total	$ 6,769	$ 6,299
Current maturities of long-term loans from financial institution [Member] | Minimum [Member]
Interest rate	2.60%
Current maturities of long-term loans from financial institution [Member] | Maximum [Member]
Interest rate	3.00%